LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LOAN FROM SHAREHOLDER
Schedule of Long term loans from financial institutions

	For the year ended
	December 31
	2022	2021
Long term loans from financial institutions	54,926	6,943
Current maturities	—	6,334